SCHEDULE OF EARNINGS (LOSS) PER SHARE BASIC AND DILUTED (Details) - USD ($)		3 Months Ended		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Basic earnings per share:
Net income		$ 110,268,109	$ (3,762,154)	$ 102,800,908	$ (7,782,851)
Weighted-average common shares outstanding	[1]	133,638,081		121,740,904
Basic earnings per share	[1]	$ 0.83		$ 0.84
Diluted earnings per share:
Weighted-average common shares outstanding, assuming dilution	[1]	133,638,081		121,740,904
Dilutive effect of common share equivalents
Diluted earnings per share	[1]	$ 0.83		$ 0.84

[1]	The historical common equity structure was in the form of membership percentages, and no shares were issued. As such, reporting periods prior to the three and six months ended June 30, 2025 will not present share or per share data.